Inventory	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Inventory
Inventory consisted of the following (in thousands):

	June 30, 2013	December 31, 2012
Finished goods	$2,284	$1,784
Raw materials	516	439
	$2,800	$2,223

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging.